Transactions with Related Parties - TMS Bulkers Ltd - TMS Offshore Services Ltd - TMS Tankers Ltd - TMS Cardiff Gas Ltd (Details)	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
General and administrative expenses	$ 30,972,000		$ 39,708,000	$ 104,912,000
Termination cost	$ 0		0	$ (28,241,000)
Management Agreement
Management agreement term	5 years	5 years
Termination cost	$ 50,000,000
Contract termination or Change of Control
Management fee extra period	3 months	3 months
Change of control | Minimum
Termination payment period of fees	36 months	36 months
Change of control | Maximum
Termination payment period of fees	48 months	48 months
Tms Bulkers and Tms Offshore | New TMS Agreement
Construction supervisory fee	10.00%	10.00%
Extra superintendents fee per day	$ 598	€ 500
Commissions on charter hire agreements	1.25%	1.25%
Commission on purchase or sale price of vessels	1.00%	1.00%
Performance Bonus			6,000,000
Setup Fee			$ 2,000,000
Financing and advisory commission	0.50%	0.50%
Consultancy agreement terms in year	10 years	10 years
Tms Bulkers and Tms Offshore | New TMS Agreement | Minimum
Annual management fee adjustment	3.00%	3.00%
Tms Bulkers and Tms Offshore | New TMS Agreement | Maximum
Annual management fee adjustment	5.00%	5.00%
Performance fees	$ 20,000,000
Tms Bulkers and Tms Offshore | New TMS Agreement | Up to 20 vessels
Management fixed fee per vessel per day	$ 1,643
Reduction in Management Fees	33.00%	33.00%
Tms Bulkers and Tms Offshore | New TMS Agreement | Above 20 vessels
Management fixed fee per vessel per day	$ 1,500
TMS Bulkers Ltd. | New TMS Agreement | Minimum
Number of vessels acquired	20	20